Power distribution service concession (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	R$ 2,266,805	R$ 1,902,340
Accounts receivable related to the concession, current	5,121	4,515
Accounts receivable related to the concession, noncurrent	2,261,684	1,897,825
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	1,200,708
Balance as of December 31, 2020	960,518	836,818
Transfers from contract assets (Note 11.1)	125,492	86,154
Transfers to intangible assets (Note 19.1)	8,385	(99)
Transfers to other receivables (assets held for disposal)	(2,407)	(7,428)
Fair value recognition	108,733	45,187
Loss on disposal	(13)	(114)
Balance as of December 31, 2021	1,200,708	960,518
Power Distribution Service Concession [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession		960,518
Piped Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	233,026
Piped Gas Distribution Service Concession [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession		189,416
Bonus From The Grant Of Concession Agreements Under The Quota System [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	730,851
Bonus From The Grant Of Concession Agreements Under The Quota System [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession		671,204
Generation Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	R$ 102,220
Generation Concession Agreements [Member] | Restated One [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession		R$ 81,202